Derivatives and hedging (Details) - Foreign Exchange Contract - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	$ 4,759	$ 5,536
Derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	4,692	5,418
Gains (losses) related to derivatives	3,380	256	$ (2,011)
Derivatives designated as hedging instruments | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	442	31	(250)
Derivatives designated as hedging instruments | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	1,470	108	(849)
Derivatives designated as hedging instruments | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	736	60	(551)
Derivatives designated as hedging instruments | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	732	57	(361)
Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	67	118
Gains (losses) related to derivatives	$ 69	$ (133)	$ 126
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Finance income (expenses), net	Finance income (expenses), net	Finance income (expenses), net